IMPAIRMENT TESTS (Narrative) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2015	Dec. 31, 2016
Disclosure of information for cash-generating units [line items]
Goodwill	₪ 407	[1]		₪ 407
Pre-tax discount rate	11.20%		13.40%	11.90%
Fixed-Line Segment [Member]
Disclosure of information for cash-generating units [line items]
Pre-tax cash flow projections period	five-year period and using extrapolation with specific adjustments expected until 2027
Impairment charges			₪ 98
Pre-tax discount rate			12.90%
Recoverable amount			₪ 250
Right of use [Member]
Disclosure of information for cash-generating units [line items]
Impairment charges			76
Customer relationships [Member]
Disclosure of information for cash-generating units [line items]
Impairment charges			8
Computer software [Member]
Disclosure of information for cash-generating units [line items]
Impairment charges			7
Other Communication network [Member]
Disclosure of information for cash-generating units [line items]
Impairment charges			5
Trade name [Member]
Disclosure of information for cash-generating units [line items]
Impairment charges			2
Giza Singer Even. Ltd [Member]
Disclosure of information for cash-generating units [line items]
Pre-tax cash flow projections period	five-year
Giza Singer Even. Ltd [Member] | Fixed-Line Segment [Member]
Disclosure of information for cash-generating units [line items]
Recoverable amount			₪ 250
CGU [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	₪ 407

[1]	See Note 2(n) regarding the early adoption of IFRS 15, Revenue from Contracts with Customers.